Consolidated statements of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net income	€ 777,285	€ 642,395
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	810,967	749,377
Change in deferred taxes, net	43,830	23,937
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(34,042)	(21,268)
Compensation expense related to share-based plans		2,640
Income from equity method investees	(24,314)	(42,514)
Interest expense, net	196,159	222,203
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables	(81,218)	(208,302)
Inventories	(201,896)	(154,967)
Other current and non-current assets	47,948	(32,095)
Accounts receivable from related parties	25,729	32,667
Accounts payable to related parties	17,663	2,048
Accounts payable, provisions and other current and non-current liabilities	1,391,949	(108,790)
Received interest	19,938	21,975
Income tax payable	120,380	232,680
Cash inflow (outflow) from hedging		(12,628)
Received dividends from investments in equity method investees	87,120	42,230
Paid interest	(204,885)	(230,576)
Paid income taxes	(89,295)	(233,210)
Net cash provided by (used in) operating activities	2,903,318	927,802
Investing activities
Purchases of property, plant and equipment	(500,168)	(497,059)
Proceeds from sale of property, plant and equipment	3,543	4,524
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	(107,254)	(1,922,745)
Proceeds from divestitures	10,955	22,972
Net cash provided by (used in) investing activities	(592,924)	(2,392,308)
Financing activities
Proceeds from short-term debt	190,277	285,302
Repayments of short-term debt	(467,046)	(134,216)
Proceeds from short-term debt from related parties	498,811
Repayments of short-term debt from related parties	(517,600)	(112,200)
Proceeds from long-term debt	1,264,223	1,273,770
Repayments of long-term debt	(1,060,896)	(292,437)
Repayments of lease liabilities	(347,552)	(319,927)
Repayments of lease liabilities from related parties	(9,939)	(8,232)
Increase (decrease) of accounts receivable facility	(387,460)	265,538
Proceeds from exercise of stock options	9,379	10,586
Purchase of treasury stock	(365,988)	(298,979)
Dividends paid		(354,636)
Distributions to noncontrolling interests	(221,514)	(123,235)
Contributions from noncontrolling interests	13,005	31,256
Net cash provided by (used in) financing activities	(1,402,300)	222,590
Effect of exchange rate changes on cash and cash equivalents	(26,384)	18,386
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	881,710	(1,223,530)
Cash and cash equivalents at beginning of period	1,007,723	2,145,632
Cash and cash equivalents at end of period	€ 1,889,433	€ 922,102